Fair values (Details Textual) - USD ($)	3 Months Ended					12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Vessel Carrying Value, net		$ 756,600,000					$ 756,600,000
Unamortized deferred financing costs		12,343,000				$ 16,598,000	12,343,000	$ 3,200,000
Assets held for sale		172,888,000				0	172,888,000
Loss / write down on assets held for sale	$ 12,433,000	261,793,000	$ 324,000	$ 119,604,000	$ 31,752,000	11,433,000	397,472,000	$ 55,487,000
Vessels Sold [Member]
Loss / write down on assets held for sale							(418,521,000)
Fair Value, Measurements, Nonrecurring [Member]
Assets held for sale		338,048,000					338,048,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets held for sale		338,048,000					338,048,000
Secured Debt | Fair Value, Measurements, Recurring [Member]
Unamortized deferred financing costs		10,400,000				15,200,000	10,400,000
Senior Notes | Fair Value, Measurements, Recurring [Member]
Unamortized deferred financing costs		$ 2,000,000				$ 1,400,000	$ 2,000,000